Related Party Transactions (Tables)	3 Months Ended
Mar. 31, 2021
Related Party Transactions [Abstract]
Schedule of Related Party Transactions

Fees earned during the period are as follows:

	Three months ended March 31, 2021	Three months ended March 31, 2020

Prior period balance	$ 21,837	$ 104,623
Management fees	34,500	34,500
Management fee advances	7,060	355
Expenses paid on behalf of Company	1,600	1,529
Repayments	(43,160)	(70,094)
End of period balance	$ 21,837	$ 70,913